Risks arising from financial instruments	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Risks arising from financial instruments
19.	Risks arising from financial instruments
A)   FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	30 June 2023				31 December 2022
		At fair				At fair
		value	At fair			value	At fair
	At	through	value		At	through	value
	amortized	profit or	through		amortized	profit or	through
Million US dollar	cost	loss	OCI	Total	cost	loss	OCI	Total

Cash and cash equivalents	6 848	-	-	6 848	9 973	-	-	9 973
Trade and other receivables	6 032	-	-	6 032	4 973	-	-	4 973
Investment securities	29	85	150	264	25	97	149	272
Interest rate swaps	-	4	-	4	-	-	-	-
Cross currency interest rate swaps	-	-	46	46	-	-	63	63
Foreign exchange forwards	-	10	112	122	-	41	182	223
Foreign currency futures	-	-	3	3	-	-	4	4
Commodities	-	-	45	45	-	-	101	101
Financial assets	12 908	98	356	13 362	14 971	139	498	15 608
Non-current	507	-	212	720	522	15	193	730
Current	12 401	98	143	12 642	14 450	124	305	14 878

Trade and other payables	19 754	773	-	20 527	21 983	762	-	22 746
Non-current interest-bearing loans and borrowings	77 117	1 205	-	78 323	78 880	-	-	78 880
Current interest-bearing loans and borrowings	2 524	-	-	2 524	1 029	-	-	1 029
Bank overdrafts	53	-	-	53	83	-	-	83
Equity swaps	-	5 345	-	5 345	-	4 763	-	4 763
Cross currency interest rate swaps	-	-	150	150	-	16	171	187
Foreign exchange forwards	-	8	591	599	-	20	245	265
Foreign currency futures	-	-	3	3	-	-	-	-
Commodities	-	-	353	353	-	-	271	271
Interest rate swaps	-	3	-	3	-	3	2	5
Financial liabilities	99 448	7 334	1 098	107 880	101 975	5 565	689	108 229
Non-current	77 504	1 592	113	79 209	79 108	473	168	79 749
Current	21 944	5 741	985	28 671	22 867	5 092	521	28 480

B)   INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

30 June 2023	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
Canadian dollar	-	-	4.73%	954
Euro	3.48%	1 068	3.48%	1 068
US dollar	5.67%	518	-	-
Brazilian real	9.58%	26	11.59%	826
Other	13.64%	273	13.25%	672
		1 885		3 520
Fixed rate
Canadian dollar	4.51%	623	4.37%	3 736
Chinese yuan	2.57%	48	2.54%	1 428
Euro	2.27%	20 815	2.30%	21 699
Pound sterling	5.13%	2 322	5.55%	1 689
South Korean won	5.38%	53	1.26%	2 213
US dollar	4.99%	53 511	5.23%	45 269
Other	9.29%	1 643	10.43%	1 346
		79 015		77 380

31 December 2022	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
Canadian dollar	-	-	4.34%	1 455
Euro	1.68%	1 048	1.68%	1 048
Pound sterling	-	-	3.70%	1 078
South Korean won	-	1	3.08%	311
US dollar	5.05%	430	-	-
Other	13.39%	252	11.17%	666
		1 730		4 557
Fixed rate
Canadian dollar	4.50%	613	4.37%	3 741
Chinese yuan	2.44%	50	2.50%	1 230
Euro	2.27%	20 391	2.31%	21 242
Pound sterling	5.13%	2 208	5.55%	1 607
South Korean won	2.96%	46	0.94%	1 896
US dollar	4.99%	53 478	5.27%	44 547
Other	10.53%	1 476	12.19%	1 172
		78 261		75 434
As at 30 June 2023, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 53m US dollar (31 December 2022: 83m US dollar). As disclosed in the above table, 3 520m US dollar or 4.4% of the company’s interest-bearing financial liabilities bears interest at a variable rate.

Interest rate sensitivity analysis
The sensitivity analysis has been prepared based on the exposure to interest rates for the floating rate debt after hedging, assuming the amount of liability outstanding at reporting date was outstanding for the whole year to date. The company estimates that an increase or decrease of 100 basis points represents a reasonably possible change in applicable interest rates. Accordingly, if interest rates had been higher/lower by 100 basis points, with all other variables held constant, the interest expense would have been 18m US dollar higher/lower (31 December 2022: 46m US dollar). This impact would have been more than offset by 39m US dollar higher/lower interest income on interest-bearing financial assets (31 December 2022: 93m US dollar). Additionally, the pre-tax
impact on equity reserves from the market value of hedging instruments would not have been significant.
C)  EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 18
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Grupo Modelo and SAB combinations (see also Note 8
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 30 June 2023, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (703)m US dollar recognized in the profit or loss account for the period in exceptional finance income/(cost). As at 30 June 2023, liabilities for equity swap derivatives amounted to 5.3 billion US dollar (31 December 2022: 4.8 billion US dollar).
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 20.26% (2022: 27.53%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 1 158m US dollar positive/negative impact on the 2023 profit before tax (31 December 2022: 1 660m US dollar).
D)  CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2023 to be limited.
Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	30 June 2023			31 December 2022
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Cash and cash equivalents	6 848	-	6 848	9 973	-	9 973
Trade receivables	4 964	(385)	4 579	3 980	(343)	3 637
Other receivables	1 775	(75)	1 701	1 545	(68)	1 477
Derivatives	219	-	219	391	-	391
Cash deposits for guarantees	169	-	169	189	-	189
Investment in unquoted companies	156	(5)	150	155	(5)	149
Investment in debt securities	114	-	114	123	-	123
Loans to customers	100	-	100	81	-	81
	14 345	(466)	13 879	16 434	(416)	16 019

There was no significant concentration of credit risks with any single counterparty as at 30 June 2023 and no single customer represented more than 10% of the total revenue of the group in 2023.
Impairment losses
The allowance for impairment recognized during the period on financial assets was as follows:

	30 June 2023	31 December 2022
Balance at end of previous year	(416)	(402)
Impairment losses	(27)	(38)
Derecognition	6	24
Currency translation and other	(28)	1
Balance at end of period	(466)	(416)
E)  LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2023
Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(77 344)	(132 501)	(4 496)	(4 575)	(8 393)	(16 859)	(98 177)
Trade and other payables	(24 219)	(24 507)	(23 388)	(263)	(197)	(312)	(348)
Lease liabilities	(2 699)	(3 149)	(781)	(580)	(452)	(561)	(776)
Secured bank loans	(487)	(497)	(466)	(5)	(5)	(10)	(10)
Unsecured bank loans	(181)	(181)	(181)	-	-	-	-
Unsecured other loans	(136)	(209)	(36)	(88)	(33)	(24)	(27)
Bank overdraft	(53)	(53)	(53)	-	-	-	-
	(105 119)	(161 097)	(29 400)	(5 512)	(9 079)	(17 767)	(99 339)

Derivative financial liabilities
Equity derivatives	(5 345)	(5 345)	(5 345)	-	-	-	-
Foreign exchange derivatives	(602)	(602)	(602)	-	-	-	-
Cross currency interest rate swaps	(153)	(153)	(9)	(41)	(57)	(47)	-
Commodity derivatives	(353)	(353)	(353)	-	-	-	-
	(6 453)	(6 453)	(6 308)	(41)	(57)	(47)	-

Of which: related to cash flow hedges	(961)	(961)	(907)	-	(33)	(20)	-

	31 December 2022
Million US dollar	Carrying amount¹	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(76 798)	(133 670)	(3 273)	(5 683)	(3 783)	(15 482)	(105 450)
Trade and other payables	(27 208)	(27 453)	(26 376)	(170)	(349)	(260)	(297)
Lease liabilities	(2 492)	(2 840)	(618)	(566)	(414)	(531)	(712)
Secured bank loans	(393)	(405)	(371)	(5)	(5)	(10)	(14)
Unsecured bank loans	(100)	(100)	(100)	-	-	-	-
Unsecured other loans	(125)	(193)	(34)	(78)	(28)	(31)	(23)
Bank overdraft	(83)	(83)	(83)	-	-	-	-
	(107 199)	(164 745)	(30 856)	(6 501)	(4 579)	(16 313)	(106 496)

Derivative financial liabilities
Equity derivatives	(4 763)	(4 763)	(4 763)	-	-	-	-
Foreign exchange derivatives	(265)	(265)	(265)	-	-	-	-
Cross currency interest rate swaps	(192)	(191)	(9)	(43)	(47)	(62)	(30)
Commodity derivatives	(271)	(251)	(249)	(2)	-	-	-
	(5 492)	(5 471)	(5 287)	(45)	(47)	(62)	(30)

Of which: related to cash flow hedges	(551)	(530)	(469)	-	(43)	(17)	-

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

F)  FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the statement of financial position:

	Assets		Liabilities		Net
Million US dollar	30 June 2023	31 December 2022	30 June 2023	31 December 2022	30 June 2023	31 December 2022

Foreign currency
Foreign exchange forwards	122	223	(599)	(265)	(477)	(42)
Foreign currency futures	3	4	(3)	-	-	4

Interest rate
Interest rate swaps	4	-	(3)	(5)	1	(5)
Cross currency interest rate swaps	46	63	(150)	(187)	(104)	(124)

Commodities
Aluminum swaps	6	52	(181)	(174)	(175)	(122)
Sugar futures	19	4	-	-	19	4
Energy	5	12	(49)	(28)	(44)	(16)
Other commodity derivatives	15	32	(123)	(69)	(109)	(37)

Equity
Equity derivatives	-	-	(5 345)	(4 763)	(5 345)	(4 763)
	219	391	(6 453)	(5 492)	(6 234)	(5 101)
Of which:
Non-current	62	60	(113)	(184)	(50)	(124)
Current	157	331	(6 340)	(5 308)	(6 184)	(4 977)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	30 June 2023		31 December 2022
Million US dollar	Carrying amount¹	Fair value	Carrying amount¹	Fair value

Fixed rate
US dollar	(53 029)	(53 976)	(52 993)	(52 158)
Euro	(20 032)	(18 637)	(19 655)	(17 926)
Pound sterling	(2 263)	(2 078)	(2 148)	(2 039)
Canadian dollar	(525)	(478)	(515)	(437)
Other	(465)	(456)	(458)	(448)
	(76 315)	(75 624)	(75 769)	(73 008)

1
“Carrying amount” refers to the net book value as recognized in the statement of financial position at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2023 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	10	-
Derivatives in a cash flow hedge relationship	45	86	-
Derivatives in a fair value hedge relationship	-	4	-
Derivatives in a net investment hedge relationship	-	74	-
	45	183	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	773
Derivatives at fair value through profit and loss	-	5 352	-
Derivatives in a cash flow hedge relationship	34	927	-
Derivatives in a fair value hedge relationship	-	3	-
Derivatives in a net investment hedge relationship	-	136	-
	34	6 419	773

Fair value hierarchy 31 December 2022 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	41	-
Derivatives in a cash flow hedge relationship	36	219	-
Derivatives in a net investment hedge relationship	-	94	-
	36	364	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	762
Derivatives at fair value through profit and loss	-	4 799	-
Derivatives in a cash flow hedge relationship	26	525	-
Derivatives in a fair value hedge relationship	-	4	-
Derivatives in a net investment hedge relationship	-	138	-
	26	5 466	762
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period.
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2023, 2024 and 2026. As at 30 June 2023, the put option on the remaining shares held by ELJ was valued at 590m US dollar (31 December 2022: 585m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.